CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
Current liabilities
Accounts payable	¥ 12,536,639	$ 1,792,716	¥ 15,190,560
Advances from customers	1,890,586	270,350	2,035,184
Accrued expenses and other current liabilities	9,941,146	1,421,565	9,663,421
Amounts due to related parties	¥ 101,782	$ 14,555	¥ 104,187
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Deferred income	¥ 520,853	$ 74,481	¥ 476,796
Operating lease liabilities	47,458	6,786	57,224
Deferred tax liabilities	707,322	101,146	783,863
Operating lease liabilities-non-current	¥ 556,951	$ 79,643	¥ 591,995
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized | shares	483,489,642	483,489,642	483,489,642
Common shares, shares issued | shares	94,482,014	94,482,014	100,640,510
Common shares, shares outstanding | shares	80,208,937	80,208,937	86,982,144
Treasury shares (in shares) | shares	14,273,077	14,273,077	13,028,013
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized | shares	16,510,358	16,510,358	16,510,358
Common shares, shares issued | shares	15,560,358	15,560,358	15,560,358
Common shares, shares outstanding | shares	15,560,358	15,560,358	15,560,358
Consolidated VIEs and VIEs' subsidiaries
Current liabilities
Accounts payable	¥ 1,540		¥ 837
Advances from customers	387,965		367,640
Accrued expenses and other current liabilities	528,018		524,165
Amounts due to related parties	¥ 3,708		¥ 4,975
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Deferred income	¥ 172		¥ 1,066
Operating lease liabilities	6,896		814
Deferred tax liabilities	1,735		1,735
Operating lease liabilities-non-current	¥ 493		¥ 24